24. Provisions (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Provisions [Line Items]
Additional financial effect of claims	R$ 586,812	R$ 548,136
Estimated financial effect of claims, total	93,545	101,050
Customs penalty	64,923	49,078
Tax on services	24,809	22,927
BSSF Air Holdings [Member]
Disclosure of Provisions [Line Items]
Goodwill	110,741	107,579
Gol Linhas Aereas S.A. ("GLA") [Member]
Disclosure of Provisions [Line Items]
Goodwill	86,998	83,704
Additional financial effect of claims	R$ 82,301	65,679
Additional non-incidence percenatge imports	1.00%
Smiles S.A. ("Smiles") [Member]
Disclosure of Provisions [Line Items]
Estimated financial effect of claims	R$ 123,495	R$ 118,119